Risk Management and Report - Schedules for Calculation of C46 Regulatory Information (Details)	12 Months Ended
Dec. 31, 2025
Maximum [Member]
Schedules for Calculation of C46 Regulatory Information [Line Items]
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 30 days	0.21
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 90 days	0.2
Adjusted C46 FCCY as part of Basic Capital, 1 – 30 days	0.28
Minimum [Member]
Schedules for Calculation of C46 Regulatory Information [Line Items]
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 30 days	(0.14)
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 90 days	(0.23)
Adjusted C46 FCCY as part of Basic Capital, 1 – 30 days	0.08
Average [Member]
Schedules for Calculation of C46 Regulatory Information [Line Items]
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 30 days	0.01
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 90 days	(0.01)
Adjusted C46 FCCY as part of Basic Capital, 1 – 30 days	0.21
Regulatory Limit [Member]
Schedules for Calculation of C46 Regulatory Information [Line Items]
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 30 days
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 90 days
Adjusted C46 FCCY as part of Basic Capital, 1 – 30 days	1